Stock Based Compensation (Stock Based Compensation Expense) (Detail) - Successor $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 3
Income tax benefit	(1)
Stock based-compensation expense, net of tax	$ 2